UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2017

Item #1. Reports to Stockholders.

INDEX	Strategic Global Long/Short Fund

Semi-Annual Report to Shareholders

For the six months ended
March 31, 2017
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2017 and are subject to change at any time.

STRATEGIC GLOBAL LONG/SHORT FUND
PORTFOLIO HOLDINGS BY INDUSTRY
AS PERCENTAGE OF NET ASSETS
as of March 31, 2017 (unaudited)
Percentage of Net Assets
28%
24%
20%
16%
12%
8%
4%
0%
Airlines
Banking
Cement & Aggregate
Finance
Home Improvement
Oil and Gas
Power Generation
Exchange Traded Funds
Money Market Fund
Industry Sector

STRATEGIC GLOBAL LONG/SHORT FUND SCHEDULE OF INVESTMENTS March 31, 2017 (unaudited)

	Shares	Fair Value

CORPORATE BONDS – 18.01%

BRAZIL – 4.48%
Banco Votorantim 1/12/2010, 7.375% 1/21/2020	200,000	$215,100
Petrobras Global Finance 1/9/2017, 6.125% 1/17/2022	200,000	210,400

		425,500

EL SALVADOR – 2.17%
Agricola Senior Trust 6/11/2015 6.75% 6/18/2020	200,000	206,400

GUATEMALA – 2.18%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	207,500

MEXICO – 4.28%
Credito Real SAB DE CV 7/20/2016 7.250% 7/20/2023	250,000	253,750
Petroleos Mexicanos 7/25/2013 3.500% 7/18/2018	150,000	152,625

		406,375

PANAMA – 2.09%
Global Bank Corp. 3/17/2017, 4.500% 10./20/2021	200,000	198,600

UNITED STATES – 2.81%
DPL Inc. 10/15/2012 7.250% 10/15/2021	250,000	267,175

TOTAL CORPORATE BONDS – 18.01%
(Cost: $1,671,183)		1,711,550

COMMON STOCK – 37.58%

GREAT BRITAIN – 0.05%
Barclays PLC ADR	428	4,811

MEXICO – 24.81%
Cemex SAB de CV ADR**	260,000	2,358,200

SPAIN – 10.42%
Banco Santander SA ADR**	163,227	990,788

UNITED STATES – 2.30%
Biogen Inc.*	800	218,736

TOTAL COMMON STOCKS – 37.58%
(Cost: $2,195,773)		3,572,535

STRATEGIC GLOBAL LONG/SHORT FUND SCHEDULE OF INVESTMENTS – continued March 31, 2017 (unaudited)

	Shares	Fair Value

EXCHANGE TRADED FUNDS – 5.87%
Ipath S&P 500 VIX*	20,000	$315,800
ProShares Ultra VIX Short-Term Futures*	15,000	242,550

TOTAL EXCHANGE TRADES FUNDS – 5.87%
(Cost: $1,469,981)		558,350

MONEY MARKET FUNDS – 46.90%
UMB Money Market Fund - 0.01%(A)	4,193,850	4,193,850
Morgan Stanley Institutional Liquidity Fund Institutional Class	264,438	264,438

TOTAL MONEY MARKET FUNDS – 46.90%
(Cost: $4,458,288)		4,458,288

TOTAL INVESTMENTS – 108.36%
(Cost: $9,795,225)		10,300,723
Liabilities, net of other assets – (8.36)%		(794,980)

NET ASSETS – 100.00%		$9,505,743

	Contracts

OPTIONS WRITTEN AND SECURITIES SOLD SHORT – (34.31%)

CALL OPTIONS WRITTEN – (0.14)%
VXX 04/21/17 C19	100	(1,900)
BXX 04/21/17 C20	100	(1,200)
BllB 04/21/17 C285	8	(1,968)
UVXY 04/21/17 C18	60	(6,000)
UVXY 04/21/17C22	50	(2,400)

TOTAL CALL OPTIONS WRITTEN
(Premiums received: ($42,223))		(13,468)

PUT OPTIONS WRITTEN – (0.16)%
BAC 04/21/17 P21.5	120	(720)
C 05/19/17 P52.5	60	(1,020)
DAL 05/19/17 P42	55	(2,805)
F 05/19/17 P11	250	(5,000)
JPM 04/21/17 P83.5	30	(1,200)

STRATEGIC GLOBAL LONG/SHORT FUND SCHEDULE OF INVESTMENTS – continued March 31, 2017 (unaudited)

	Contracts	Fair Value

MET 05/19/17 P47.5	60	$(2,220)
WFC 04/21/17 P54	45	(1,890)

TOTAL OPTIONS WRITTEN
(Premiums received: ($29,369))		(14,855)

TOTAL OPTIONS WRITTEN – (0.30%)
(Premiums received: ($71,592))		(28,323)

	Shares

COMMON STOCKS SOLD SHORT
BRAZIL – (31.42)%
Banco Bradesco S.A.	81,000	(829,440)
iShares MSCI Brazil	20,500	(767,930)
Itau Unibanco Holding SA	75,000	(905,250)
Petroleo Brasileiro S.A.	50,000	(484,500)

(Proceeds: ($2,072,233))		(2,987,120)

UNITED STATES – (2.59)%
Pfizer, Inc.	7,200	(246,312)

(Proceeds: ($244,265))

TOTAL COMMON STOCKS SOLD SHORT – (34.02)%
(Proceeds: ($2,316,498))		$(3,233,432)

TOTAL OPTIONS WRITTEN AND SECURITIES SOLD SHORT – (34.31)%
(Proceeds: ($2,341,998))		$(3,261,755)

* Non-income producing.
**All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $3,348,988.
(A) Effective 7 day yield as of March 31, 2017
ADR – Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND STATEMENT OF ASSETS AND LIABILITIES March 31, 2017 (unaudited)

ASSETS
Investments at fair value (identified cost of $9,795,225) (Note 1)	$10,300,723
Cash deposits with brokers for securities sold short	2,425,022
Receivable for capital stock sold	8
Dividends and interest receivable	27,737
Withholding tax reclaim	387
Receivable from investment manager	2,261
Prepaid expenses	19,289

TOTAL ASSETS	12,775,427

LIABILITIES
Securities sold short at fair value (identified proceeds $2,316,498)	3,233,432
Written put options sold short at fair value (identified proceeds $29,369)	14,855
Written call options sold short at fair value (identified proceeds $42,223)	13,468
Accrued 12b-1 fees	1,670
Accrued custody fees	1,200
Accrued administration and transfer agent fees	1,169
Other accrued expenses	3,890

TOTAL LIABILITIES	3,269,684

NET ASSETS	$9,505,743

Net Assets Consist of:
Paid-in-capital applicable to 1,009,860 no par value shares of beneficial interest outstanding, unlimited shares authorized	$10,104,733
Accumulated net investment income (loss)	(121,635)
Accumulated net realized gain (loss) on investments	(109,188)
Net unrealized appreciation (depreciation) of investments	(368,167)

Net Assets	$9,505,743

NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$9,505,743
Shares Outstanding	1,009,860
Net Assets Value and Redemption Price*** Per Share	$9.41

Maximum Offering Price Per Share*	$9.91

Redemption Price Per Share**	$9.22

*	Includes maximum offering price per share with sales charge of 5.00%
**	Redemptions made within 60 days of purchase will be charged a 2% redemption fee
***	Certain redemptions made within one year after purchase may be charged a 1% redemption fee if those shares were purchased without the imposition of a sales charge at time of purchase

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND STATEMENT OF OPERATIONS Six months ended March 31, 2017 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $1,489)	$11,990
Interest	36,237
Miscellaneous income (loss)	(294)

Total investment income	47,933

EXPENSES
Investment management fees (Note 2)	52,879
12b-1 fees (Note 2)	12,018
Recordkeeping and administrative services (Note 2)	14,959
Accounting fees	18,799
Custody fees	2,867
Transfer agent fees (Note 2)	6,845
Professional fees	18,725
Filing and registration fees	748
Trustee fees	2,210
Compliance fees	3,203
Shareholder servicing and reports	3,387
Insurance	849
Dividend expense	75,828
Other	6,249

Total expenses	219,566
Management fee waivers and reimbursed expenses (Note 2)	(49,998)

Net Expenses	169,568

Net investment income (loss)	(121,635)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	6,836
Net realized gain (loss) on short positions	(262,054)
Net realized gain (loss) on options	9,180
Net realized gain (loss) on options written	136,844
Net increase (decrease) in unrealized appreciation (depreciation) of investments	26,055
Net increase (decrease) in unrealized appreciation (depreciation) of short positions	(168,428)
Net increase (decrease) in unrealized appreciation (depreciation) on options	11,509
Net increase (decrease) in unrealized appreciation (depreciation) on options written	34,144

Net realized and unrealized gain (loss) on investments	(205,914)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(327,549)

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND STATEMENTS OF CHANGES IN NET ASSETS

	Class A

	Six months ended March 31, 2017 (unaudited)	Period February 23, 2016* to September 30, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(121,635)	$(50,394)
Net realized gain (loss) on investments, options written and short positions	(109,194)	484,922
Net increase (decrease) in unrealized appreciation (depreciation) of investments options written and short positions	(96,720)	(271,447)

Increase (decrease) in net assets from operations	(327,549)	163,081

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	(434,522)	–

Decrease in net assets from distributions	(434,522)	–

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	5,600	9,664,611
Distributions reinvested	434,522	–
Shares redeemed	–	–

Increase (decrease) in net assets from capital stock transactions	440,122	9,664,611

NET ASSETS
Increase (decrease) during period	(321,949)	9,827,692
Beginning of period	9,827,692	–

End of period**	$9,505,743	$9,827,692

**Includes undistributed net investment income (loss) of:	$(121,635)	$–

*Commencement of operations.

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND STATEMENT OF CASH FLOWS Six months ended March 31, 2017 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$(327,549)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(5,814,882)
Proceeds from disposition of investment securities	5,909,770
Proceeds from short sales	1,208,701
Closed short transactions	(1,997,049)
Purchase of short-term securities, net	(2,034,466)
Decrease (increase) in deposits with brokers for securities sold short	1,977,809
Decrease (increase) in receivables for securities sold	1,574,589
Decrease (increase) in receivable from investment manager	(2,261)
Decrease (increase) in dividends and interest receivable	3,717
Decrease (increase) in receivable for tax reclaims	9
Decrease (increase) in prepaid assets	(16,548)
Increase (decrease) in payable for securities purchased	(685,479)
Increase (decrease) in accrued management fees	(1,611)
Increase (decrease) in other accrued expense	1,632
Amortization	(1,884)
Unrealized depreciation on investments	96,720
Net realized gain from investments	103,182

Net cash provided by operating activities	(5,600)

Cash flows from financing activities:
Proceeds from shares sold	5,600

Net cash used in financing activities	5,600

Net increase (decrease) in cash	–

Cash:
Beginning balance	–

Ending balance	$–

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestment of dividend distributions	$434,522

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares

	Six months ended March 31, 2017 (unaudited)		Period February 23, 2016* to September 30, 2016

Net asset value, beginning of period	$10.17		$10.00

Investment activities
Net investment income (loss)(1)	(0.12)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.64)		0.22

Total from investment activities	(0.76)		0.17

Net asset value, end of period	$9.41		$10.17

Total Return	(3.37%	)***	1.70%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.57%	**	2.80%	**
Expenses, net of waiver including dividend and interest expense	3.53%	**	2.26%	**
Expenses, net of waiver (Note 2) and interest expense	1.95%	**	1.95%	**
Net investment income (loss)	(2.53%	)**	(0.84%	)**
Portfolio turnover rate	92.99%	***	342.24%	***
Net assets, end of period (000’s)	$9,506		$9,828

(1) Per share amounts calculated using the average share method.
* Commencement of operations.
** Annualized
*** Not annualized

See Notes to Financial Statements

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2017 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Strategic Global Long/Short Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund is a diversified open-end management company. The Fund was established on February 23, 2016.

The investment objective of the Fund is to provide long term capital appreciation and income generation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sales price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Corporate Bonds	$–	$1,711,550	$–	$1,771,550
Common Stocks	3,572,535	–	–	3,572,535
Exchange Traded Funds	558,350	–	–	558,350
Money Market Funds	4,458,288	–	–	4,458,288

	$8,589,173	$1,711,550	$–	$10,300,723

Call Option written	$(13,468)	$–	$–	$(13,468)
Put Option written	(14,855)	–	–	(14,855)
Common Stock sold short	(3,233,432)	–	–	(3,233,432)

	$(3,261,755)	$–	$–	$(3,261,755)

Refer to the Fund’s Schedules of Investments for a listing of securities by security type and country.

There were no transfers into or out of any levels during the six months ended March 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2017.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded elated to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended March 31, 2017, there were no such classifications.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Any realized gain will be decreased, and any realized loss increased by the amount of transaction costs. At March 31, 2017, the value of securities sold short amounted to $3,261,755 against which collateral of $5,774,010, comprised of $2,425,022 segregated cash and $3,348,988 securities was held. The collateral includes the deposits with brokers for securities sold short and certain long-term investments held long as shown in the Schedule of Investments. For the six months ended March 31, 2017, there were no such transaction costs.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at March 31, 2017 is as follows:

Fair Value
Derivative	Liability Derivatives

Written Options – Put	$(14,855)*
Written Options – Call	(13,468)**

*	Statement of Assets and Liabilities location: Written put options sold short
**	Statement of Assets and Liabilities location: Written call options sold short

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended March 31, 2017 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Income**

Options – Put	$9,180	$11,509
Written Options – Put	26,089	17,188
Written Options – Call	110,755	16,956

*	Statement of Operations location: Net realized gain (loss) on options and options written.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options and options written.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The activity in options written during the six months ended March 31, 2017 is as follows:

		Premiums
Call Options	Contracts	Received

Options outstanding, beginning of period	50	$15,000
Options written	1,379	146,500
Options exercised	(11)	(1,650)
Options expired	(1,100)	(117,627)
Options closed	–	–

Options outstanding, end of period	318	$42,223

		Premiums
Put Options	Contracts	Received

Options outstanding, beginning of period	175	$10,500
Options written	1,677	95,922
Options exercised	(700)	(50,964)
Options expired	(532)	(26,089)
Options closed	–	–

Options outstanding, end of period	620	$29,369

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Adviser, Strategic Asset Management, Ltd (“SAM”) provides investment services for an annual fee of 1.10% of average daily net assets of the Fund.

SAM received, waived and reimbursed expenses for the six months ended March 31, 2017 as follows:

Management Fee	Management Fee	Expenses
Earned	Waived	Reimbursed

$52,879	$49,998	$–

SAM has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses,

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

brokerage commissions, extraordinary expenses and dividend expense on short sales) do not exceed 1.70% of the average daily net assets of the Fund. This agreement is in effect until January 31, 2018. Each waiver or reimbursement of an expense by SAM is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable reimbursements as of March 31, 2017 are as follows:

Recoverable Reimbursements and Expiration Date

2019	2020	Total

$50,979	$49,998	$100,977

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The Plan provides that the Fund may pay a fee at an annual rate of up to 0.25% of average net assets of the Fund’s Class A shares in consideration for distribution related services.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services. Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

For the six months ended March 31, 2017, the following fees under the Plan were incurred:

Class	Type of Plan	Fees Incurred

Class A	12b-1	$12,018
Class A	Shareholder Services	–

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

First Dominion Capital Corp. (the “FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. FDCC received $6,000 for services relating to distribution for the six months ended March 31, 2017.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended March 31, 2017, the following fees were earned:

Administration	Transfer Agent

$14,959	$6,845

Certain officers of the Fund are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2017, were as follows:

Purchases	Sales

$5,814,882	$5,909,770

The above amounts do not include the following:

Proceeds from Short Sales	Sales of Short Securities

$1,208,701	$1,995,399

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

The tax character of distributions paid during the six months ended March 31, 2017 and the period February 23, 2016 to September 31, 2016 was as follows:

	Six Months ended March 31, 2017 (unaudited)	Period February 23, 2016 to September 30, 2016

Distributions paid from
Realized gains	$434,522	$–

As of March 31, 2017, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net investment income (loss)	$(121,635)
Accumulated net realized gain (loss)	(109,188)
Net unrealized appreciation (depreciation) on investments	(368,167)

$(598,990)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)

$9,795,225	$1,424,509	$(919,011)	$505,498

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	Six Months ended March 31, 2017 (unaudited)	Period February 23, 2016 to September 30, 2016

Shares sold	589	966,460
Shares reinvested	42,811	–
Shares redeemed	–	–

Net increase (decrease)	43,400	966,460

STRATEGIC GLOBAL LONG/SHORT FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
March 31, 2017 (unaudited)

NOTE 6 – NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although it is still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STRATEGIC GLOBAL LONG/SHORT FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2016, and held for the six months ended March 31, 2017.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STRATEGIC GLOBAL LONG/SHORT FUND – continued
FUND EXPENSES (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/16)	Ending Account Value (3/31/17)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (3/31/17)
Class A Actual	$1,000	$ 966.30	1.95%	$9.56
Class A Hypothetical**	$1,000	$1,015.25	1.95%	$9.80

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses.

Investment Adviser:
Strategic Asset Management, Ltd.
Calle Ayacucho No. 277
La Paz, Bolivia

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Administrator:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:
UMB Bank
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.             CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.             SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.             CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2017

* Print the name and title of each signing officer under his or her signature.